Item 1. Report to Shareholders

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
August 31, 2003

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months   Year
               Ended      Ended
               8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99

NET ASSET VALUE
Beginning of
period         $  11.48   $  11.50   $  11.56   $  11.21   $  12.53   $  12.66

Investment activities
  Net investment
  income (loss)    0.30       0.64       0.67       0.67       0.66       0.66
  Net realized and
  unrealized gain
  (loss)          (0.14)     (0.02)     (0.07)      0.35      (1.32)     (0.07)

  Total from
  investment
  activities       0.16       0.62       0.60       1.02      (0.66)      0.59

Distributions
  Net investment
  income          (0.30)     (0.64)     (0.66)     (0.67)     (0.66)     (0.66)
  Net realized
  gain             --         --         --         --         --        (0.06)

  Total
  distributions   (0.30)     (0.64)     (0.66)     (0.67)     (0.66)     (0.72)

NET ASSET VALUE
End of period  $  11.34   $  11.48   $  11.50   $  11.56   $  11.21   $  12.53
               --------   --------   --------   --------   --------   --------

Ratios/Supplemental Data

Total return^      1.41%      5.54%      5.28%      9.36%     (5.41)%     4.80%
Ratio of total
expenses to average
net assets         0.72%!     0.71%      0.71%      0.72%      0.71%      0.71%
Ratio of net
investment income
(loss) to average
net assets         5.29%!     5.56%      5.72%      5.89%      5.54%      5.28%
Portfolio turnover
rate               30.4%!     30.8%      32.7%      15.1%      57.4%      38.9%
Net assets, end
of period
(in millions)  $  1,106   $  1,121   $  1,110   $  1,095   $  1,080   $  1,357

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2003


Statement of Net Assets                                          Par      Value
--------------------------------------------------------------------------------
                                                                  In thousands

ALABAMA  2.3%

Alexander Special Care Fac. Fin.,
Russell Hosp.
  6.00%, 12/1/22                           $         1,000      $           944

Baldwin County Eastern Shore Hosp. Auth.
 Thomas Hosp.
  5.75%, 4/1/27                                      2,165                1,930
  6.75%, 4/1/21                                      1,450                1,467

Camden Ind. Dev. Board
 Weyerhaeuser
  6.125%, 12/1/24                                    2,100                2,112
  6.375%, 12/1/24 (misc. symbol)                     1,500                1,517

Courtland IDB, PCR
 Int'l. Paper
  5.90%, 2/1/17                                      3,750                3,788
  6.70%, 11/1/29 (misc. symbol)                      1,000                1,029

Huntsville Special Care Fac. Fin. Auth.,
Redstone Village
  8.125%, 12/1/26                                    4,000                3,809

Phoenix County IDA, PCR, MeadWestvaco
  6.35%, 5/15/35 (misc. symbol)                      3,000                3,032

Rainbow City Special Health Care Fac.,
Regency Pointe
  8.125%, 1/1/21                                     4,140                4,157

Selma Ind. Dev. Board, PCR, Int'l. Paper,
  6.70%, 2/1/18 (misc. symbol)                       2,000                2,123

Total Alabama (Cost  $25,433)                                            25,908

ALASKA  1.2%

Alaska HFC
  5.875%, 12/1/24 (MBIA Insured)                     2,505                2,552
  6.10%, 6/1/30                                      3,935                4,106
  6.15%, 6/1/39                                      6,300                6,568

Valdez Marine Terminal, BP PLC,
VRDN (Currently 0.87%)                                 400                  400

Total Alaska (Cost  $12,840)                                             13,626

ARIZONA  1.8%

Coconino County, PCR, Nevada Power,
  6.375%, 10/1/36 (misc. symbol)                     2,555                2,305

Maricopa County IDA,
Gran Victoria Housing, 9.50%, 5/1/23                  4,260               4,289

Peoria IDA
 Sierra Winds Life Care
  6.25%, 8/15/14                           $         2,040      $         2,051
  6.25%, 8/15/20                                     3,500                3,373
  6.375%, 8/15/29                                    1,250                1,177
  6.50%, 8/15/31                                     1,000                  955

Tempe IDA
 Friendship Village of Tempe
  6.75%, 12/1/13                                     1,950                1,965
  6.75%, 12/1/30                                     2,700                2,654

Yavapai County IDA, Yavapai Regional Center
  6.00%, 8/1/33                                      1,100                1,102

Total Arizona (Cost  $19,697)                                            19,871

ARKANSAS  0.2%

Northwest Arkansas Regional Airport Auth.
  5.25%, 2/1/23 (misc. symbol)                       2,000                1,959

Total Arkansas (Cost  $1,981)                                             1,959

CALIFORNIA  7.1%

California Dept. of Water Resources
  5.375%, 5/1/21                                     1,740                1,764
  5.50%, 5/1/14 (AMBAC Insured)                      9,000                9,871
  5.75%, 5/1/17                                      3,000                3,218

California HFA, Adventist
Health Systems, 5.00%, 3/1/33                        5,000                4,490

California Statewide CDA,
Memorial Health Services
  6.00%, 10/1/23                                     2,250                2,338

City of Roseville
 Stoneridge Community Fac.
  6.20%, 9/1/21                                      1,250                1,267
  6.30%, 9/1/31                                      2,500                2,538

Corona-Norco Unified School
Dist., 6.125%, 9/1/34                                3,500                3,449

East Palo Alto Redev. Agency
 Univ. Circle Gateway/101 Corridor
  6.50%, 10/1/19                                     1,000                1,071
  6.625%, 10/1/29                                    1,780                1,890

Foothill / Eastern Transportation Corridor Agency
 California Toll Road
  Zero Coupon, 1/1/15
  (Escrowed to Maturity)                   $         2,650      $         1,577
  Zero Coupon, 1/1/19
  (Escrowed to Maturity)                            10,000                4,626
  Zero Coupon, 1/1/26
  (Escrowed to Maturity)                            17,500                5,219

Fresno Joint Powers Fin. Auth.,
  6.55%, 9/2/12                                      3,000                3,112

Los Angeles County, Marina del Rey, COP,
  6.50%, 7/1/08                                      3,250                3,347

Los Angeles Unified School Dist., GO
  5.00%, 7/1/21 (FSA Insured)                        7,500                7,581

Orange County Community Fac. Dist., Ladera Ranch
  5.55%, 8/15/33                                     5,500                5,212

Sacramento City Fin. Auth., Convention Center Hotel
  6.25%, 1/1/30                                     10,000                9,756

Univ. of California Regents
  5.125%, 5/15/20 (AMBAC Insured)                    1,500                1,541

Vernon Electric Systems, Malburg Generating Station
  5.50%, 4/1/33                                      4,620                4,534

Total California (Cost  $75,976)                                         78,401

COLORADO  1.2%

Colorado Ed. & Cultural Fac. Auth.
 Peak to Peak Charter Schools
  7.50%, 8/15/21                                     1,000                1,036
  7.625%, 8/15/31                                    1,000                1,038

Colorado HFA
 Adventist Health Systems
  6.50%, 11/15/31                                    2,000                2,137
  6.625%, 11/15/26                                     500                  540
 Covenant Retirement Communities
  6.125%, 12/1/33                                    4,900                4,758

Denver City & County Airport
  5.50%, 11/15/12 (FSA Insured) (misc. symbol)       3,695                3,961

Total Colorado (Cost  $13,038)                                           13,470

CONNECTICUT  1.4%

Mashantucket Western Pequot Tribe
   5.50%, 9/1/28                           $         5,000      $         4,896
 144A, 5.70%, 9/1/12                                 1,000                1,037
 144A, 5.75%, 9/1/18                                 1,000                1,012
 144A, 5.75%, 9/1/27                                 4,000                4,011

Mohegan Tribe Indians Gaming Auth.
  6.25%, 1/1/21                                      2,500                2,605
  6.25%, 1/1/31                                      2,000                2,056

Total Connecticut (Cost  $14,838)                                        15,617

DELAWARE  0.4%

Delaware HFA, Beebe Medical Center,
  6.75%, 6/1/14                                      3,975                4,128

Total Delaware (Cost  $3,913)                                             4,128

DISTRICT OF COLUMBIA  2.4%

District of Columbia
  American Geophysical Union,
  5.875%, 9/1/23                                     1,750                1,752
  Henry Adams House, 6.60%, 11/1/15                  2,165                2,291
  Medlantic Health
    5.75%, 8/15/26 (Escrowed to Maturity)
    (MBIA Insured)                                   6,000                6,541
  Methodist Home of D.C.
    5.50%, 1/1/11                                    1,000                  957
    6.00%, 1/1/20                                    3,920                3,584
  GO, Residual Interest Bond / Inverse Floater
    8.18%, 7/1/06 (FSA Insured) ++                   2,375                2,714
    8.40%, 7/1/06 (FSA Insured) ++                   7,495                8,770

Total District of Columbia (Cost  $24,393)                               26,609

FLORIDA  3.8%

Briger Community Dev. Dist., 5.80%, 5/1/07           2,340                2,335
Double Branch Community Dev. Dist.
  5.60%, 5/1/07                                      1,250                1,249
  6.70%, 5/1/34                                      1,500                1,510
Fishawk Community Dev. Dist., 5.00%, 11/1/07         5,500                5,469
Greyhawk Landing Community Dev., 6.25%, 5/1/09       3,715                3,727

Heritage Harbour South Community
Dev. Dist.
  5.40%, 11/1/08                           $         3,185      $         3,159

Jacksonville HFA, Genesis Rehabilitation
Hosp.
  VRDN (Currently 0.85%)                             2,700                2,700

Jacksonville IDRB, Beverly Enterprises,
  7.00%, 10/1/11                                     1,890                2,045

Laguna Lakes Community Dev. Dist.
  5.25%, 11/1/07                                     2,000                1,987
  6.40%, 5/1/33                                      1,000                  972

Lee County IDA, Cypress Cove,
  6.375%, 10/1/25                                    2,600                2,484

Orange County HFA
 Westminster Community Care
  6.50%, 4/1/12                                      2,350                1,820
  6.75%, 4/1/34                                      2,695                2,058

Saddlebrook Community Dev. Dist., 6.25%, 5/1/09      2,390                2,383

Seven Oaks Community Dev. Dist., 5.30%, 11/1/08      4,250                4,231

St. John's County IDA, Vicar's Landing,
  6.75%, 2/15/12                                     4,000                4,099

Total Florida (Cost  $43,088)                                            42,228

GEORGIA  2.7%

Americus & Sumter County Hosp. Auth.
 Magnolia Manor
  6.25%, 5/15/19                                     1,000                  945
  6.375%, 5/15/29                                    3,500                3,252

Athens - Clarke County Residential Care Fac.
  Wesley Woods of Athens, 6.375%, 10/1/27            2,500                2,159

Chatham County Hosp. Auth., Memorial Univ.
Medical Center
  6.125%, 1/1/24                                     3,250                3,417

Coweta County Residential Care Fac. for the Elderly
 Wesley Woods of Newnan-Peachtree City
  8.25%, 10/1/26                                     3,145                3,293

DeKalb County Hosp. Auth.
 DeKalb Regional Healthcare System
  VRDN (Currently 0.85%)                             1,000                1,000

Municipal Electric Auth. of Georgia,
  6.25%, 1/1/17                                      4,000                4,618

Rockdale County Dev. Auth.
 Pratt Industries USA
  7.40%, 1/1/16 (misc. symbol)                       3,545                3,550
  7.50%, 1/1/26 (misc. symbol)                       3,900                3,900

Savannah Economic Dev. Auth.
 Savannah College of Art & Design
  6.80%, 10/1/19                           $         3,430      $         3,626

Total Georgia (Cost  $29,347)                                            29,760

HAWAII  1.1%

Hawaii Dept. of Budget & Fin.
 Citizens Utilities, 5.538%,
 12/15/23 (misc. symbol)                             5,000                5,048
 Hawaii Pacific Health
  6.20%, 7/1/16                                      2,000                2,069
  6.25%, 7/1/21                                      5,000                5,097

Total Hawaii (Cost  $11,241)                                             12,214

IDAHO  0.7%

Idaho HFA, St. Luke Regional Medical Center
  VRDN (Currently 0.80%)                               280                  280

Idaho Housing Agency, 7.80%, 1/1/23 (misc. symbol)     355                  356

Idaho Student Loan Marketing Assoc.,
  6.70%, 10/1/07 (misc. symbol)                      2,500                2,555

Nez Perce County IDRB, PCR, Potlatch
  7.00%, 12/1/14                                     1,000                1,006

Power County PCR, FMC Corp.,
  6.45%, 8/1/32 (misc. symbol)                       4,570                3,927

Total Idaho (Cost  $8,528)                                                8,124

ILLINOIS  3.8%

Aurora Economic Dev., Dreyer Medical Clinic
  8.75%, 7/1/14                                      3,390                3,432

Chicago O'Hare Int'l. Airport, United Airlines
  5.20%, 4/1/11 (misc. symbol)*                      4,400                  902

Chicago Water, 5.75%, 11/1/30 (AMBAC Insured)        1,400                1,550

Illinois Dev. Fin. Auth., PCR
  Citgo Petroleum, 8.00%, 6/1/32 (misc. symbol)      1,750                1,765

Illinois Ed. Fac. Auth., Augustana College
  5.70%, 10/1/32                                     2,500                2,431

Illinois HFA
 Community Hosp. of Ottawa, 6.85%, 8/15/24           5,275                5,377
 Glen Oaks Medical Center
  7.00%, 11/15/19 (Escrowed to Maturity)             3,300                3,403

 Hinsdale Hosp.
  7.00%, 11/15/19 (Escrowed to Maturity)   $         5,100      $         5,258

 Lutheran Senior Ministries,
  7.375%, 8/15/31                                    4,750                4,771

 Riverside Health Systems
  5.75%, 11/15/20                                    2,620                2,641
  6.00%, 11/15/32                                    4,500                4,525
  6.80%, 11/15/20                                    2,250                2,441

Village of Carol Stream
 Windsor Park Manor
  7.00%, 12/1/13                                     2,000                2,054
  7.20%, 12/1/14                                     1,200                1,238

Total Illinois (Cost  $40,639)                                           41,788

INDIANA  2.6%

Goshen, Greencroft Obligated Group,
  5.75%, 8/15/28                                     4,000                3,499

Hammond Sewage & Solid Waste, Cargill
  8.00%, 12/1/24 (misc. symbol)                      3,800                4,087

Indiana HFA, Clarian Health Partners
  5.50%, 2/15/16 (MBIA Insured)                      2,800                2,931

Indianapolis Airport Auth., IDRB
  Federal Express, 7.10%, 1/15/17 (misc. symbol)     8,000                8,420
  United Airlines, 6.50%, 11/15/31 (misc. symbol)*  12,725                5,154

St. Joseph County Economic Dev.
 Madison Center
  5.45%, 2/15/17                                     3,400                3,355
  5.50%, 2/15/21                                     1,150                1,095

Total Indiana (Cost  $33,942)                                            28,541

IOWA  0.7%

Iowa Fin. Auth., Wesley Retirement Services
  6.25%, 2/1/12                                      2,400                2,362

Scott County, Ridgecrest Village,
  7.25%, 11/15/26                                    4,750                4,802

Total Iowa (Cost  $7,197)                                                 7,164

KANSAS  0.7%

City of Olathe, Aberdeen Village,
  8.00%, 5/15/30                                     2,000                2,043

Lenexa Health Care Fac., Lakeview Village
  6.875%, 5/15/32                                    1,100                1,138

Overland Park Dev., 7.375%, 1/1/32         $         5,000      $         4,986

Total Kansas (Cost  $7,965)                                               8,167

KENTUCKY  0.6%

Florence Housing Fac., 7.625%, 5/1/27
(Prerefunded 5/1/07!)                                2,500                2,989

Kenton County Airport Board, Delta Airlines
  7.50%, 2/1/12 (misc. symbol)                       3,750                3,477

Total Kentucky (Cost  $6,220)                                             6,466

LOUISIANA  1.1%

Louisiana PFA
 Pendleton Memorial Methodist Hosp.
  5.25%, 6/1/17                                      4,515                3,490
  5.25%, 6/1/28                                      3,780                2,667

Plaquemines Parish IDB, PCR
Phelps Dodge, 7.25%, 10/1/09                         1,280                1,280

West Feliciana Parish, PCR
Entergy, 5.65%, 9/1/04                               5,000                5,098

Total Louisiana (Cost  $14,166)                                          12,535

MARYLAND  5.9%

Baltimore, Harborview Lot # 2
  6.50%, 7/1/31                                      1,750                1,708

Baltimore IDA, GO, VRDN (Currently 0.83%)            3,800                3,800

Calvert County Economic Dev.
 Asbury Solomons Obligation Group
  VRDN (Currently 0.85%)                             2,300                2,300

Frederick County, GO, BAN
  VRDN (Currently 0.85%)                             1,200                1,200

Gaithersburg Economic Dev., Asbury Methodist
  5.50%, 1/1/15                                      5,500                5,502

Maryland Economic Dev. Corp.
 American Urological Assoc.
  VRDN (Currently 0.85%)                             4,000                4,000
 Anne Arundel County Golf Course
  8.25%, 6/1/28                                      4,000                3,869

 Associated Jewish Charities
  VRDN (Currently 0.85%)                   $         1,000      $         1,000
 Morgan State Univ. Student Housing
  6.00%, 7/1/34                                      8,250                8,302

Maryland Energy Fin. Administration,
  7.50%, 9/1/15 (misc. symbol)                       5,965                6,095

Maryland HHEFA
 Adventist Healthcare, 5.75%, 1/1/25                 2,750                2,713
 Carnegie Institution of Washington
  VRDN (Currently 0.90%)                               600                  600
 Carroll County General Hosp.
  5.80%, 7/1/32                                      1,500                1,537
  6.00%, 7/1/19                                      1,300                1,385
  6.00%, 7/1/26                                      1,000                1,045
 Catholic Health Initiatives
  VRDN (Currently 0.90%)                             7,800                7,800
 Doctor's Community Hosp., 5.50%, 7/1/24             4,905                4,654

Maryland Ind. Dev. Fin. Auth.
 American Assoc. of Blood Banks
  7.25%, 8/1/13 (MIDFA Insured)                      2,700                2,701

Montgomery County Housing Opportunities Commission
  8.75%, 7/1/27 (Prerefunded 7/1/04!)                1,970                2,122

Northeast Maryland Waste Disposal Auth., IDRB
  Waste Management, 5.00%, 1/1/12 (misc. symbol)     3,250                3,191

Total Maryland (Cost  $64,176)                                           65,524

MASSACHUSETTS  4.2%

Massachusetts, GO
  7.50%, 6/1/04 (Escrowed to Maturity)                 985                1,028
 Central Artery
  VRDN (Currently 0.87%)                             5,700                5,700
 Residual Interest Bond / Inverse Floater
  9.56%, 8/1/19 (MBIA Insured)                       5,000                5,996

Massachusetts Bay Transportation Auth., GO
  7.00%, 3/1/19                                      2,500                3,117
  7.00%, 3/1/21                                      2,000                2,494

Massachusetts Dev. Fin. Agency
 Beverly Enterprises, 7.375%, 4/1/09       $         2,900      $         2,899
 Boston Univ.
  5.375%, 5/15/39 (XLCA Insured)                     3,000                3,035
  5.45%, 5/15/59 (XLCA Insured)                      2,500                2,550
 Covanta Haverhill
  5.30%, 12/1/14 (misc. symbol)                      1,000                  916
  6.70%, 12/1/14 (misc. symbol)                      2,250                2,293

Massachusetts HEFA
 Milford-Whitinsville Regional Hosp.
  6.35%, 7/15/32                                     1,000                1,011
  6.50%, 7/15/23                                     1,000                1,033
 Partners Healthcare System, 5.75%, 7/1/32           3,600                3,703

Massachusetts Ind. Fin. Agency
 Bradford College, 5.625%, 11/1/28 *                 6,000                  297
 Covanta Haverhill
  5.40%, 12/1/11 (misc. symbol)                      3,600                3,427
  5.60%, 12/1/19 (misc. symbol)                      2,000                1,806
 Nevins Home, 7.875%, 7/1/23                         4,835                4,839

Total Massachusetts (Cost  $48,302)                                      46,144

MICHIGAN  0.9%

Garden City Hosp. Fin. Auth.
 Garden City Hosp.
  5.625%, 9/1/10                                     1,265                1,113
  5.75%, 9/1/17                                      1,280                  987

Michigan Hosp. Fin. Auth., Ascension Health,
  5.30%, 11/15/06                                    1,000                1,106

Michigan Strategic Fund, IDRB
 Waste Management, 5.20%, 4/1/10 (misc. symbol)      6,500                6,608

Total Michigan (Cost  $9,405)                                             9,814

MINNESOTA  0.7%

Hubbard County Solid Waste Disposal, IDRB
 Potlatch, 7.25%, 8/1/14 (misc. symbol)              3,000                3,007

Minneapolis, Walker Methodist Senior Services
  6.00%, 11/15/28                                    4,500                3,690

Minneapolis-St. Paul Metropolitan Airport
Commission Northwest Airlines,
  6.50%, 4/1/05 (misc. symbol)             $         1,000      $           892

Total Minnesota (Cost  $8,459)                                            7,589

MISSISSIPPI  1.5%

Mississippi Business Fin., PCR, Entergy,
  5.90%, 5/1/22                                     14,325               14,085

Warren County PCR, Int'l. Paper,
  6.75%, 8/1/21 (misc. symbol)                       2,000                2,110

Total Mississippi (Cost  $15,891)                                        16,195

MISSOURI  0.7%

Good Shepherd Nursing Home Dist.
  5.45%, 8/15/08                                       880                  879
  5.90%, 8/15/23                                     2,000                1,750

Newton County IDA, Beverly Enterprises
  7.125%, 11/1/08                                      955                  962

Sugar Creek IDRB, LaFarge North America
  5.65%, 6/1/37 (misc. symbol)                       3,750                3,572

Total Missouri (Cost  $7,585)                                             7,163

MONTANA  0.3%

Montana Board of Housing,
  6.00%, 12/1/29 (misc. symbol)                      3,555                3,642

Total Montana (Cost  $3,555)                                              3,642

NEBRASKA  0.3%

City of Kearney, Great Platte River Road Memorial
  6.75%, 1/1/23 *                                    5,000                   85

Nebraska Investment Fin. Auth.,
  6.30%, 9/1/20 (misc. symbol)                       3,185                3,322

Total Nebraska (Cost  $7,748)                                             3,407

NEVADA  1.7%

Clark County IDRB, PCR
 Southwest Gas
  5.45%, 3/1/13                                      2,875                2,889
  5.80%, 3/1/13 (misc. symbol)                       8,545                8,610

Henderson Local Improvement Dist.
 Sun City Anthem Phase II, 5.80%, 3/1/23   $         2,100      $         1,996

Nevada Housing Division,
  9.45%, 10/1/03 (misc. symbol)                         20                   20

Washoe County Water Fac., Sierra Pacific Power
  7.50%, 3/1/36 (misc. symbol)                       5,000                5,023

Total Nevada (Cost  $18,542)                                             18,538

NEW HAMPSHIRE  0.6%

New Hampshire HHEFA
 Covenant Health Systems, 6.125%, 7/1/31             4,875                4,974
 Exeter Hosp., 6.00%, 10/1/24                        2,000                2,064

Total New Hampshire (Cost  $6,746)                                        7,038

NEW JERSEY  4.8%

Camden County Improvement Auth.
 Holt Hauling & Warehousing Systems
  Zero Coupon, 6/1/27 (misc. symbol)*                4,000                  870

Gloucester County Improvement Auth., IDRB
 Waste Management, 6.85%, 12/1/09                    1,000                1,119

New Jersey Economic Dev. Auth.
 Franciscan Oaks, 5.75%, 10/1/23                     1,775                1,522
 Kapkowski Road Landfill
  5.75%, 10/1/21                                     4,225                4,213
  6.375%, 4/1/18                                     2,000                2,381
  6.375%, 4/1/31                                     2,000                2,399
 Keswick Pines
  5.75%, 1/1/24                                      3,885                3,627
  8.75%, 1/1/24 (Prerefunded 1/1/04!)                5,660                5,945
 Presbyterian Homes at Montgomery
  6.375%, 11/1/31                                    4,200                4,123
 The Evergreens, 6.00%, 10/1/17                      1,300                1,277

New Jersey Economic Dev. Auth. IDRB, PCR
 Continental Airlines,
  6.25%, 9/15/19 (misc. symbol)                      4,690                3,779

New Jersey HFFA
 Pascack Valley Hosp. Assoc.
  6.50%, 7/1/23                                      3,000                2,991
  6.625%, 7/1/36                                     2,000                1,991

 South Jersey Hosp.
  5.875%, 7/1/21                           $         4,500      $         4,563
  6.00%, 7/1/32                                      1,130                1,140

New Jersey Sports & Exhibition Auth.,
 Monmouth Park
  8.00%, 1/1/25 (Prerefunded 1/1/05!)                5,250                5,822

Tobacco Settlement Fin. Corp. of New Jersey
  6.75%, 6/1/39                                      3,600                2,964
  7.00%, 6/1/41                                      2,745                2,334

Total New Jersey (Cost  $55,845)                                         53,060

NEW YORK  8.1%

Brookhaven IDA, Methodist Retirement Community
  4.375%, 11/1/06                                    2,500                2,597

Dormitory Auth. of the State of New York
  5.25%, 11/15/12                                    2,500                2,663
  5.50%, 7/1/25 (MBIA Insured)                       3,500                3,650
 City Univ., 5.625%, 7/1/16                          3,100                3,421
 Nyack Hosp., 6.25%, 7/1/13                          1,500                1,347
 State Univ. Ed. Fac.
  5.25%, 5/15/13                                     5,000                5,384
  5.25%, 5/15/19                                     5,000                5,340
  5.875%, 5/15/17                                    3,000                3,413
  6.00%, 7/1/14                                      2,730                3,108

Huntington Housing Auth., Gurwin Jewish Senior Home
  6.00%, 5/1/39                                      1,140                  968

Metropolitan Transportation Auth.
  5.25%, 11/15/32                                    6,000                5,938
  5.50%, 7/1/17 (Escrowed to Maturity)               5,065                5,654

New York City, GO
  5.50%, 8/1/15                                      4,810                5,048
  5.875%, 3/15/13                                    2,210                2,379
  5.875%, 3/15/13 (Prerefunded 3/15/06!)               540                  603
  6.00%, 2/15/16 (Prerefunded 2/15/05!)                705                  760
  6.20%, 8/1/07 (Prerefunded 8/1/04!)                  120                  127
  6.25%, 8/1/09                                      7,000                7,754

New York City IDA, IDRB, Airis JFK I Project
  5.50%, 7/1/28 (misc. symbol)                       6,000                5,527

New York State Energy Research & Dev.
Auth., ConEdison
  4.70%, 10/1/12 (misc. symbol)            $         1,500      $         1,504

New York State Mortgage Agency,
  5.90%, 4/1/27                                      4,000                4,155

Niagara County IDA, American Ref-Fuel
  5.55%, 11/15/13 (misc. symbol)                     1,000                1,034
  5.55%, 11/15/15                                    2,000                2,051

Oneida County IDA
 St. Elizabeth Medical Center
  5.625%, 12/1/09                                    1,400                1,373
  5.875%, 12/1/29                                    2,750                2,340
  6.00%, 12/1/19                                     2,520                2,270

Suffolk County IDA
 Huntington Hosp., 5.875%, 11/1/32                   2,000                2,040
 Jefferson Ferry
  7.20%, 11/1/19                                     1,250                1,301
  7.25%, 11/1/28                                     2,000                2,081

Yonkers IDA, Community Dev. Properties
  6.625%, 2/1/26                                     4,000                4,198

Total New York (Cost  $84,883)                                           90,028

NORTH CAROLINA  2.6%

North Carolina Eastern Municipal Power Agency
  5.125%, 1/1/14                                     2,000                2,015
  5.75%, 1/1/26                                      4,350                4,376
  6.75%, 1/1/26                                     10,125               10,776

North Carolina Medical Care Commission
 Presbyterian Homes
  6.50%, 10/1/26                                     4,535                4,493
  7.00%, 10/1/31                                     4,000                4,214

North Carolina Municipal Power Agency #1
 Catawba Electric, 6.375%, 1/1/13                    3,000                3,300

Total North Carolina (Cost  $27,913)                                     29,174

NORTH DAKOTA  0.6%

Grand Forks Health Care, Altru Health Systems
  7.125%, 8/15/24                                    2,000                2,154

Mercer County, PCR, Basin Electric
Power Co-Op.
  7.20%, 6/30/13 (AMBAC Insured)           $         3,500      $         4,240

Total North Dakota (Cost  $5,880)                                         6,394

OHIO  1.8%

Akron, Municipal Baseball Stadium, COP
  6.90%, 12/1/16                                     2,200                2,386

Franklin County, Children's Hosp.
  VRDN (Currently 0.83%)
  (AMBAC Insured)                                    2,000                2,000
 Ohio Presbyterian Retirement Services
  7.125%, 7/1/29                                       500                  525

Montgomery County Hosp.
 Catholic Health Initiatives, 6.00%, 12/1/19         3,500                3,725
 Kettering Medical Center, 6.75%, 4/1/18             2,100                2,251

Ohio Water Dev. Auth., PCR
 FirstEnergy
  6.10%, 8/1/20 (misc. symbol)                       2,600                2,546
  7.70%, 8/1/25                                      2,800                3,018
  8.00%, 10/1/23 (misc. symbol)                      3,700                3,912

Total Ohio (Cost  $19,300)                                               20,363

OKLAHOMA  1.3%

Jackson County Memorial Hosp. Auth.
  7.30%, 8/1/15                                      6,300                5,960

Oklahoma Dev. Fin. Auth.
 Hillcrest Healthcare Systems, 5.625%, 8/15/29       5,000                3,326
 Inverness Village, 8.00%, 2/1/32                    4,900                4,903

Total Oklahoma (Cost  $14,476)                                           14,189

OREGON  1.0%

Oregon, COP, 5.25%, 11/1/20 (MBIA Insured)          10,000               10,373

Western Generation Agency, Wauna Cogeneration
  7.25%, 1/1/09 (misc. symbol)                       1,200                1,209

Total Oregon (Cost  $11,406)                                             11,582

PENNSYLVANIA  5.0%
Allegheny County Hosp. Dev. Auth.
 West Penn Allegheny Health System
  9.25%, 11/15/22                          $         1,695      $         1,646
  9.25%, 11/15/30                                    4,000                3,872

Beaver County IDA, PCR
 FirstEnergy
  4.85%, 6/1/04                                      1,800                1,813
  7.75%, 5/1/20                                      2,000                2,163

Berks County IDA, Lutheran Home at Topton
  6.875%, 1/1/23 (AMBAC Insured)                     5,310                5,331

Bucks County IDA
 Chandler Hall
  6.20%, 5/1/19                                      1,275                1,190
  6.30%, 5/1/29                                      7,875                7,257

Cumberland County Municipal Auth.
Wesley Affiliated Services, 7.125%, 1/1/25           4,200                4,139

Delaware County IDA, American Ref-Fuel,
  6.20%, 7/1/19                                      3,405                3,474

Lancaster County Hosp. Auth.
St. Anne's Home for the Aged, 6.60%, 4/1/24          3,200                3,058

Montgomery County HHEFA
 Philadelphia Geriatric Center
  7.00%, 12/1/12                                     3,360                3,471
  7.25%, 12/1/19                                     2,500                2,538
  7.375%, 12/1/33 (Prerefunded 12/1/04!)             1,900                2,060

Philadelphia Auth. for Ind. Dev.
 Paul's Run Retirement Community
  5.85%, 5/15/13                                     1,165                1,140
  5.875%, 5/15/28                                    3,340                2,961

West Shore Area Auth., Holy Spirit Hosp.
  6.25%, 1/1/32                                      3,750                3,789

Westmoreland County IDA
 Redstone Presbyterian Senior Care
  8.00%, 11/15/23                                    5,000                5,385

Total Pennsylvania (Cost  $54,251)                                       55,287

PUERTO RICO  0.5%
Puerto Rico Highway & Transportation Auth.
  5.50%, 7/1/18                            $         5,000      $         5,169

Total Puerto Rico (Cost  $5,191)                                          5,169

SOUTH CAROLINA  2.1%

Connector 2000 Assoc.
  Zero Coupon, 1/1/08                                2,600                1,523
  Zero Coupon, 1/1/10                                2,900                  973
  Zero Coupon, 1/1/20 (ACA Insured)                  6,250                2,133
  Zero Coupon, 1/1/21 (ACA Insured)                  6,600                2,109
  Zero Coupon, 1/1/24 (ACA Insured)                  8,500                2,207
  Zero Coupon, 1/1/31                               21,100                  845

Georgetown County, PCR, Int'l. Paper
  6.25%, 9/1/23 (misc. symbol)                       2,000                2,014

Piedmont Municipal Power Agency
  5.25%, 1/1/21                                      1,000                  944
  5.75%, 1/1/24                                      5,000                4,805

South Carolina Public Service Auth.
  5.875%, 1/1/23 (FGIC Insured)                      5,000                5,427

Total South Carolina (Cost  $28,046)                                     22,980

TENNESSEE  1.4%

Clarksville Public Building Auth., GO
  VRDN (Currently 0.85%)                             4,390                4,390

Maury County, IDRB, Occidental Petroleum
  6.25%, 8/1/18 (misc. symbol)                       3,600                3,667

Metropolitan Nashville & Davidson Counties
 Mur-Ci Homes, 7.75%, 12/1/26                        4,395                4,329

Sullivan County Health, Education & Housing
 Wellmont Health Systems, 6.25%, 9/1/22              3,100                3,189

Total Tennessee (Cost  $15,302)                                          15,575

TEXAS  9.7%

Abilene Health Fac. Dev. Corp.
 Sears Methodist Retirement System
  5.875%, 11/15/18                         $         2,750      $         2,519
  5.90%, 11/15/25                                    1,500                1,315
  6.00%, 11/15/29                                    3,500                3,068
  7.00%, 11/15/33                                    4,250                4,098

Alliance Airport Auth., Federal Express
  6.375%, 4/1/21 (misc. symbol)                      1,350                1,412

Amarillo Health Fac. Dev. Corp., Sears
Panhandle Retirement
  7.75%, 8/15/26 (Prerefunded 8/15/06!)              4,800                5,699

Brazos River Auth., PCR
 Centerpoint Energy, 7.75%, 12/1/18                  5,000                5,396
 Reliant Energy, 6.375%, 4/1/12 (MBIA Insured)      10,000               10,321
 TXU Energy
  5.05%, 6/19/06 (misc. symbol)                      1,500                1,549
  5.75%, 11/1/11 (misc. symbol)                      2,475                2,573
  7.70%, 4/1/33 (misc. symbol)                       4,850                5,334

Brazos River Harbor Navigation Dist., IDRB
 Dow Chemical, 4.20%, 5/15/05                        2,000                2,034

Denison Hosp. Auth.
 Texoma Medical Center
  6.125%, 8/15/27                                    2,230                1,952
  7.10%, 8/15/24                                     5,005                5,005
  7.10%, 8/15/24 (Prerefunded 8/15/04!)              1,245                1,337

Gainesville IDC, Cincinnati Milacron,
  8.90%, 5/15/11 (misc. symbol)                      2,170                2,188

Gulf Coast Waste Disposal Auth., Anheuser-Busch
  5.90%, 4/1/36 (misc. symbol)                       6,750                6,914

Harris County Health Fac. Dev.
 Memorial Hermann Healthcare System
  6.375%, 6/1/29                                     5,250                5,558
 Memorial Hosp.
  7.125%, 6/1/15 (Prerefunded 6/1/02!)               2,225                2,327
 St. Lukes Episcopal Hosp.
  VRDN (Currently 0.80%)                             1,200                1,200
 Texas Childrens Hosp.
  VRDN (Currently 0.87%)
  (MBIA Insured)                                     4,800                4,800

Houston, 6.40%, 6/1/27                     $         4,250      $         4,601

Houston Airport IDRB
 Continental Airlines
  6.125%, 7/15/27 (misc. symbol)                     4,500                3,125
  6.75%, 7/1/29 (misc. symbol)                       6,730                5,214

Port Corpus Christi IDC, Citgo Petroleum
  8.25%, 11/1/31 (misc. symbol)                      3,750                3,831

Sabine River Auth., TXU Energy, 5.50%, 11/1/11       4,175                4,313

San Antonio Health Fac. Dev., Beverly Enterprises
  8.25%, 12/1/19                                     1,000                1,013

Texas Affordable Housing Corp., NHT\GTEX Project
  7.25%, 10/1/31                                     4,000                3,869

Tomball Hosp. Auth., Tomball Regional Hosp.
  6.10%, 7/1/08                                      4,200                4,290

Total Texas (Cost  $104,609)                                            106,855

UTAH  0.6%

Tooele County, PCR
 Safety-Kleen, 7.55%, 7/1/27 (misc. symbol)*         2,000                   89
 Union Pacific, 5.70%, 11/1/26 (misc. symbol)        7,000                6,849

Utah Housing Fin. Agency
  7.60%, 7/1/05                                         55                   55
  7.75%, 7/1/05                                         65                   66

Total Utah (Cost  $8,987)                                                 7,059

VERMONT  0.1%

Vermont Ed. & Health Buildings Fin. Agency
 Fletcher Allen Healthcare
  6.25%, 9/1/23 (FGIC Insured)                       1,400                1,433

Total Vermont (Cost  $1,400)                                              1,433

VIRGINIA  2.4%

Amelia County IDA, Waste Management
  4.90%, 4/1/05 (misc. symbol)                       5,500                5,642

Arlington County IDA, Arlington Health Systems
  5.50%, 7/1/10                                      3,375                3,680

Charles County IDA, IDRB, Waste Management
  6.25%, 4/1/12 (misc. symbol)             $         1,500      $         1,582

Chesterfield County IDA, Bon Secours
Health System **
  5.70%, 11/15/03                                    6,000                6,056

Henrico County Economic Dev. Auth.
 Virginia United Methodist Homes,
  6.50%, 6/1/22                                      1,000                  977

Norfolk Port & Ind. Auth. IDRB,
  9.625%, 8/1/12 (misc. symbol)                        450                  287

Pocahontas Parkway Assoc.
  Zero Coupon, 8/15/10                               3,600                1,506
  Zero Coupon, 8/15/13                               2,800                  805
  Zero Coupon, 8/15/14                               3,100                  784
  Zero Coupon, 8/15/15                               3,200                  716
  Zero Coupon, 8/15/17                               2,095                  367
  Zero Coupon, 8/15/19                               2,000                  273
  Zero Coupon, 8/15/22                               4,600                  432
  Zero Coupon, 8/15/23                               4,700                  397

York County IDA, Virginia Electric & Power
  5.50%, 7/1/09                                      2,350                2,491

Total Virginia (Cost  $32,027)                                           25,995

WASHINGTON  1.2%

Port of Seattle IDRB, Northwest Airlines,
  7.25%, 4/1/30 (misc. symbol)                       3,000                2,512

Snohomish County Housing Auth., Millwood Estates
  5.50%, 6/1/29                                      3,750                3,714

Washington, GO, VRDN (Currently 0.90%)               2,700                2,700

Washington Public Power Supply System
  Zero Coupon, 7/1/14 (FSA Insured)                  6,400                3,819

Total Washington (Cost  $12,475)                                         12,745

WEST VIRGINIA  0.5%

West Virginia Hosp. Fin. Auth., Oak Hill Hosp.
  6.75%, 9/1/22 (Prerefunded 9/1/10!)                5,000                6,053

Total West Virginia (Cost  $4,926)                                        6,053

WISCONSIN  0.7%

Oconto Falls CDA,
  7.75%, 12/1/22 (misc. symbol)            $         2,700      $         1,934

Wisconsin HEFA, National Regency of
New Berlin
  8.00%, 8/15/25                                     5,740                5,914

Total Wisconsin (Cost  $8,301)                                            7,848

WYOMING  0.3%

Wyoming CDA, 5.70%, 12/1/35                          2,700                2,763

Total Wyoming (Cost  $2,700)                                              2,763

PREFERRED SHARES  0.6%

Munimae TE Bond Subsidiary, Series A,
Cum. Pfd. shares
  144A, 6.875%, 6/30/09 (misc. symbol)               6,000                6,484

Total Preferred Shares (Cost  $6,000)                                     6,484

Total Investments in Securities
97.9% of Net Assets (Cost $1,088,769)                           $     1,082,666

Futures Contracts
                                               Contract      Unrealized
                                  Expiration   Value         Gain (Loss)
                                  ----------   --------      -----------
                                                      In thousands
Short, 100 ten year U.S. Treasury
contracts $285,000 par of 5.70%
Chesterfield County IDA, bonds
pledged as initial margin         9/03        $    (11,153)   $     314

Net payments (receipts) of
variation margin to date                                           (295)

Variation margin receivable (payable)
on open futures contracts                                                    19

Other Assets Less Liabilities                                            23,262

NET ASSETS                                                      $     1,105,947
                                                                ---------------

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Net Assets Consist of:

Undistributed net investment income (loss)                           $    2,084

Undistributed net realized gain (loss)                                  (40,596)

Net unrealized gain (loss)                                               (5,789)

Paid-in-capital applicable to 97,522,981
shares of $0.01 par value capital stock
outstanding; 1,000,000,000 shares authorized                          1,150,248

NET ASSETS                                                           $1,105,947
                                                                     ----------

NET ASSET VALUE PER SHARE                                            $    11.34
                                                                     ----------

*       Non-income producing
(misc.
symbol) Interest subject to alternative minimum tax
** All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2003
++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $11,484,000 and represents 1.0% of net assets
!       Used in determining portfolio maturity
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $12,544,000 and represents 1.1% of net assets
ACA     American Capital Access Financial Guaranty Corp.
AMBAC   AMBAC Assurance Corp.
BAN     Bond Anticipation Note
CDA     Community Development Administration
COP     Certificates of Participation
FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assurance Inc.
GO      General Obligation
HEFA    Health & Educational Facility Authority
HFA     Health Facility Authority
HFC     Housing Finance Corp.
HFFA    Health Facility Financing Authority
HHEFA   Health & Higher Educational Facility Authority
IDA     Industrial Development Authority/Agency
IDB     Industrial Development Bond
IDC     Industrial Development Corp.
IDRB    Industrial Development Revenue Bond
MBIA    MBIA Insurance Corp.
MIDFA   Maryland Industrial Development Financing Authority
PCR     Pollution Control Revenue
PFA     Public Facility Authority
VRDN    Variable-Rate Demand Note
XLCA    XL Capital Assurance Inc.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                             6 Months
                                                                Ended
                                                              8/31/03

Investment Income (Loss)
Interest income                                            $   34,089

Expenses
  Investment management                                         3,516
  Shareholder servicing                                           301
  Custody and accounting                                          118
  Legal and audit                                                  27
  Registration                                                     26
  Prospectus and shareholder reports                               23
  Directors                                                         5
  Miscellaneous                                                    75
  Total expenses                                                4,091
  Expenses paid indirectly                                         (1)
  Net expenses                                                  4,090

Net investment income (loss)                                   29,999

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                      372
  Futures                                                          (4)
  Net realized gain (loss)                                        368

Change in net unrealized gain (loss)
  Securities                                                  (15,363)
  Futures                                                         463
  Change in net unrealized gain (loss)                        (14,900)
Net realized and unrealized gain (loss)                       (14,532)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   15,467
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/03              2/28/03

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $        29,999      $        62,184
  Net realized gain (loss)                             368               (7,883)
  Change in net unrealized gain (loss)             (14,900)               6,454
  Increase (decrease) in net assets
  from operations                                   15,467               60,755

Distributions to shareholders
  Net investment income                            (29,713)             (62,060)

Capital share transactions *
  Shares sold                                       77,364              152,603
  Distributions reinvested                          19,501               40,979
  Shares redeemed                                  (98,133)            (180,386)
  Increase (decrease) in net assets from capital
  share transactions                                (1,268)              13,196

Net Assets
Increase (decrease) during period                  (15,514)              11,891
Beginning of period                              1,121,461            1,109,570

End of period                              $     1,105,947      $     1,121,461
                                           ---------------      ---------------

*Share information
  Shares sold                                        6,726               13,340
  Distributions reinvested                           1,701                3,581
  Shares redeemed                                   (8,553)             (15,786)
  Increase (decrease) in shares outstanding           (126)               1,135


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on March 1, 1985. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $1,000 for the six months ended August 31, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed.

Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
At August 31, 2003, approximately 33% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Futures Contracts
During the six months ended August 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on or until a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $162,627,000 and $198,855,000, respectively, for the six months ended August 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 28, 2003, the fund had $39,167,000 of unused capital loss carryforwards, of which $13,145,000 expire in 2008, $15,713,000 expire in 2009, and $10,309,000 thereafter through 2011.

At August 31, 2003, the cost of investments for federal income tax purposes was $1,087,067,000. Net unrealized loss aggregated $4,087,000 at period-end, of which $44,360,000 related to appreciated investments and $48,447,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $580,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $251,000 for the six months ended August 31, 2003, of which $46,000 was payable at period-end.



Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.